SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net and Advances to suppliers, net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
Allowance for doubtful accounts	$ 175,135	$ 254,538
Nonrelated Party
ACCOUNTS RECEIVABLE, NET
Allowance for credit losses for accounts receivable	133,449	256,882	$ 486,784
Allowance for doubtful accounts	$ 175,135	$ 254,538	$ 185,816